RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Summary of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management
formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Remuneration to key management and executive directors	1,466	1,357	2,816	2,496
Non-executive directors’ fees	620	676	764	916
	2,086	2,033	3,580	3,412
The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Expenses
Remuneration expense	858	1,061	1,855	1,857
Share-based payments	1,228	972	1,725	1,555
	2,086	2,033	3,580	3,412

Summary of Share Options, RSUs and Restricted Shares Held by Related Parties
As at June 30, 2024 and December 31, 2023, the following share options, RSUs and restricted shares were held by related parties:

	As of June 30, 2024	As of December 31, 2023
Share options held by key management, executive directors and non-executive directors	4,749,413	4,707,626
RSUs held by key management and executive directors	222,113	—
Restricted shares held by non-executive directors	56,995	33,194